Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate			$ (284,263)
Federal Statutory Income Tax, Rate	32.50%	20.30%	21.00%	21.00%
State income taxes, net of federal benefit
State income taxes, net of federal benefit, Rate			0.00%
Foreign income taxes
Foreign Income Taxes, Rate			0.00%
Effects of cross-border tax laws
Effects of cross-border tax laws, Rate			0.00%
Tax credits
Tax Credits, Rate			0.00%	7.33%
Change in valuation allowance			$ 723,235
Change in Valuation Allowance, Rate			(53.43%)	(7.33%)
Federal Special Deductions			$ 21,888
Federal Special Deductions, Rate			(1.62%)	(0.68%)
Pass through entity - ELR			$ (44,924)
Pass through entity, Rate			3.32%	(2.91%)
Meals and Entertainment			$ 2,521
Meals and Entertainment, Rate			(0.19%)
Interest expense true up			$ 14,930
Interest expense true up, Rate			(1.10%)
Net operating loss true up			$ 6,555
Net operating loss true up, Rate			(0.48%)
Other, Net, Rate				(0.18%)
Total		$ 9,588	$ 439,942	$ (514,832)
Effective Tax Rate, Rate			(32.50%)	17.23%